Note 5 - Intangible Assets	12 Months Ended
Oct. 31, 2020
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(5)	Intangible Assets

Aggregate amortization expense for amortizing intangible assets was $42,006, $38,598 and $34,768 for the years ended October 31, 2020, 2019 and 2018, respectively. Amortization of intangible assets is calculated using a straight-line method over the estimated useful lives of the intangible assets. Amortization expense is estimated to be approximately $40,000 for each of the next five years. The gross carrying amounts and accumulated amortization of intangible assets subject to amortization as of October 31, 2020 was $693,435 and $177,399, respectively. The gross carrying amounts and accumulated amortization of intangible assets subject to amortization as of October 31, 2019 was $645,701 and $135,393, respectively.